Schedule of Warrant Activity (Details) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants , Outstanding Beginning	22,600,558	5,350,558	5,264,592
Weighted Average Exercise Price, Outstanding Beginning	$ 4.12	$ 14.19	$ 4.28
Weighted Average Remaining Life (Years) , Ending	4 years 25 days	4 years 25 days	3 years 1 month 20 days	10 months 9 days
Intrinsic Value, Outstanding Beginning		$ 8,743,588	$ 14,654,296
Number of Warrants , Issued	33,600,000	17,250,000	5,603,674
Weighted Average Exercise Price, Issued	$ 0.25	$ 1.00	$ 14.38
Number of Warrants, Exercised			5,503,167
Weighted Average Exercise Price, Exercised			$ 4.88
Number of Warrants, Forfeited or cancelled			14,541
Weighted Average Exercise Price, Forfeited or cancelled			$ 4.25
Number of Warrants , Outstanding Ending	56,200,558	22,600,558	5,350,558	5,264,592
Weighted Average Exercise Price, Outstanding Ending	$ 1.81	$ 4.12	$ 14.19	$ 4.28
Intrinsic Value, Outstanding Ending			$ 8,743,588	$ 14,654,296
Weighted average remaining contractual term	4 years 6 months 3 days	3 years 1 month 20 days